Subsequent events - Additional Information (Detail) (JPY ¥) In Billions, except Share data, unless otherwise specified	2 Months Ended
Jan. 16, 2015
Subsequent event [Line Items]
Date of the board of directors	Oct. 28, 2014
Total number of shares authorized for repurchase	40,000,000
Total value of shares authorized for repurchase	¥ 28